Property, Plant and Equipment (Tables) (Southeast Operations)	6 Months Ended
Jun. 30, 2013
Southeast Operations
Property, Plant and Equipment
Schedule of property, plant and equipment components

(dollars in thousands):

	December 31, 2011	December 30, 2012	June 30, 2013
			(unaudited)
Land and improvements	$896	$896	$896
Buildings	2,753	2,753	2,753
Machinery and equipment	42,564	46,369	46,470
Office furniture, fixtures and computers	263	351	351
Construction in-progress	—	795	3,277

	46,476	51,164	53,747
Accumulated depreciation	38,386	41,620	43,286

	$8,090	$9,544	$10,461